Note 5 - Blanket Zimbabwe Indigenization Transaction - Facilitation Loans (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Balance at January 1,	[1]	$ 30,974
Balance at June 30,		19,422
Reserve of share-based payments [member] | Facilitation loans [member]
Statement Line Items [Line Items]
Balance at January 1,		1,632	$ 2,053
Dividends used to repay loans		(336)	(175)
Interest accrued		53	37
Balance at June 30,		$ 1,349	$ 1,915

[1]	Facilitation loans are accounted for as equity instruments and are accordingly not recognised as loans receivable.